Schedule of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Acquisition of TMDF		$ 1,129
Impairment of goodwill in relation to TMDF		(1,129)
Balance as of June 30, 2025